FINANCIAL ASSETS AND LIABILITIES - Summary of Sensitivity Analysis on Changes in Foreign Exchange Rates (Detail)	Dec. 31, 2024
Dollar (USD) [member]
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	6.1923
Euro Member Countries, Euro
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	6.4363
United Kingdom, Pounds
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	7.5268
Probable [member] | Dollar (USD) [member]
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	6.07
Probable [member] | Euro Member Countries, Euro
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	6.2521
Probable [member] | United Kingdom, Pounds
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	7.762
25% [member] | Dollar (USD) [member]
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	7.5875
25% [member] | Euro Member Countries, Euro
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	7.8151
25% [member] | United Kingdom, Pounds
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	9.7025
50% [member] | Dollar (USD) [member]
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	9.105
50% [member] | Euro Member Countries, Euro
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	9.3782
50% [member] | United Kingdom, Pounds
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	11.643
-25% [member] | Dollar (USD) [member]
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	4.5525
-25% [member] | Euro Member Countries, Euro
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	4.6891
-25% [member] | United Kingdom, Pounds
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	5.8215
-50% [member] | Dollar (USD) [member]
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	3.035
-50% [member] | Euro Member Countries, Euro
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	3.1261
-50% [member] | United Kingdom, Pounds
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	3.881